Note 8 - Share-based Compensation	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
Share-based Payment Arrangement [Text Block]
8.	Share based compensation

General

On
February 24, 2017,
in connection with the IPO, the Company’s board of directors and shareholders approved an equity compensation plan, the
2017
Omnibus Incentive Plan (the
“2017
Plan”), which became effective on
March 9, 2017,
to provide an additional incentive to selected officers, employees, non-employee directors, independent contractors and consultants of the Company (the “Participants”) under certain conditions. Under the
2017
Omnibus Incentive Plan, the maximum number of the Company’s ordinary shares reserved for issuance is
2,137,037
shares.

Restricted shares
The following table summarizes the Company’s employee restricted share activities under the
2017
Plan:

	Numbers of shares	Weighted average grant date fair value
		$

Outstanding at December 31, 2016	-	-
Granted	1,141,477	20.76
Vested	(434,615)	22.19
Forfeited	(318,700)	19.80
Outstanding at December 31, 2017	388,162	19.93
Granted	9,815	19.50
Vested	(147,727)	19.88
Forfeited	(95,000)	19.96
Outstanding at December 31, 2018	155,250	19.94
Granted	112,427	14.11
Vested	(113,102)	17.90
Forfeited	-	-
Outstanding at December 31, 2019	154,575	17.19

Expected to vest at December 31, 2019	99,575	17.19

As of
December 31, 2019,
there was
$859
of total unrecognized share-based compensation cost, related to unvested and expected to vest restricted shares. This unrecognized share-based compensation cost is expected to be recognized over an estimated weighted-average period of
1.61
years. Total unrecognized compensation cost
may
be adjusted for actual forfeitures occurring in the future.

Share options

The following table summarizes the Company’s share option activities under the
2017
Plan:

	Numbers of options	Weighted average exercise price	Weighted average grant date fair value	Weighted average remaining contractual term	Average intrinsic value
		$	$	Years	$

Outstanding at December 31, 2016	-	-
Granted	343,000	29.00	19.91
Outstanding at December 31, 2017	343,000	29.00		9.98	27.00
Granted	130,000	25.08	14.49
Forfeited	(7,100)	29.00	19.91
Outstanding at December 31, 2018	465,900	27.91		9.12	-
Granted	19,700	13.96	8.63
Canceled	(335,900)	29.00	19.91
Outstanding at December 31, 2019	149,700	23.61		8.69	-
Exercisable as of December 31, 2019	40,690	24.12		8.63	-
Vested and expected to vest at December 31, 2019	132,040	23.45		8.71	-

As of
December 31, 2019,
there was
$610
of total unrecognized share-based compensation cost, related to unvested and expected to vest share options. This unrecognized share-based compensation cost is expected to be recognized over an estimated weighted-average period of
1.47
years. Total unrecognized compensation cost
may
be adjusted for actual forfeitures occurring in the future.

Fair value of options

The Black-Scholes-Merton formula was applied in determining the estimated fair value of the options granted. The model requires the input of highly subjective assumptions including the estimated expected share price volatility and the expected terms of awards. These estimates involve inherent risk and uncertainties and the application of management’s judgment. The Company historically has limited available historical data to demonstrate consistent early exercise behavior. To determine the expected term of the awards, the Company applied a simplified method considering factors including the timing of achieving various performance conditions and their respective probabilities as well as the contractual life of the options. The risk-free interest rates for the periods within the expected term of the option are based on the U.S. Treasury rate. The Company historically has been a private company and lack company-specific historical and implied volatility information, therefore, the Company estimates the expected volatility based on the historical volatility of a group of similar companies, which are publicly-traded. The Company’s management was ultimately responsible for the determination of the estimated fair value of its share options.

The following table presents the assumptions used to estimate the fair values of the share options granted in the years presented:

	December 31,
	2017	2018	2019
Fair value of ordinary share	34.00	24.87~26.09	13.96
Risk-free interest rate	2.28%	2.73%~2.89%	1.62%~1.68%
Expected term	5.5 years	5.9~6.2 years	5.0~7.1 years
Expected volatility	60%	60%	70%
Expected dividend yield	0%	0%	0%
Contractual life	10 years	10 years	10 years

The following table summarizes total share-based compensation expense recognized for the years ended
December 31, 2017,
2018
and
2019:

	December 31,
	2017	2018	2019

Research and development	17,753	6,821	630
General and administrative	4,930	(261)	1,471

Total	22,683	6,560	2,101